Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
October 31, 2023
AGRE-NPRT1-1223
1.9879813.107
Common Stocks - 99.0%
	Shares	Value ($)
Australia - 4.2%
Arena (REIT) unit	26,480	53,569
Charter Hall Retail REIT	27,650	53,728
National Storage REIT unit	24,573	31,330
Scentre Group unit	32,928	51,012
TOTAL AUSTRALIA		189,639
Canada - 4.1%
Boardwalk (REIT)	1,897	88,588
Dream Industrial (REIT)	11,639	98,282
TOTAL CANADA		186,870
France - 3.0%
ARGAN SA	717	49,009
Covivio	1,127	48,176
Unibail-Rodamco-Westfield NV (a)	790	39,003
TOTAL FRANCE		136,188
Germany - 1.6%
Vonovia SE	3,151	72,543
Hong Kong - 0.6%
Link (REIT)	6,473	29,706
Japan - 9.1%
Advance Residence Investment Corp.	18	39,136
GLP J-REIT	17	15,226
LaSalle Logiport REIT	68	66,689
Mitsubishi Estate Co. Ltd.	9,566	122,448
Mitsui Fudosan Co. Ltd.	5,523	119,710
Mitsui Fudosan Logistics Park, Inc.	17	51,395
TOTAL JAPAN		414,604
Singapore - 4.7%
CapitaMall Trust	71,381	91,740
CDL Hospitality Trusts unit	24,957	17,646
Mapletree Pan Asia Commercial Trust	13,843	13,454
UOL Group Ltd.	21,051	90,663
TOTAL SINGAPORE		213,503
Spain - 1.6%
Lar Espana Real Estate Socimi SA	3,193	18,514
Merlin Properties Socimi SA	6,468	53,792
TOTAL SPAIN		72,306
Sweden - 1.4%
Catena AB	1,583	52,330
Swedish Logistic Property AB (a)	4,436	10,333
TOTAL SWEDEN		62,663
United Kingdom - 7.2%
Assura PLC	98,337	48,933
Big Yellow Group PLC	600	6,965
Grainger Trust PLC	40,076	110,767
Helical PLC	5,231	12,207
Segro PLC	6,053	52,442
Shaftesbury Capital PLC	29,726	37,576
Unite Group PLC	5,380	56,792
TOTAL UNITED KINGDOM		325,682
United States of America - 61.5%
American Homes 4 Rent Class A	2,490	81,523
Americold Realty Trust	1,150	30,153
Apartment Income (REIT) Corp.	2,020	59,004
Crown Castle International Corp.	391	36,355
CubeSmart	2,415	82,327
DiamondRock Hospitality Co.	7,356	56,862
Digital Realty Trust, Inc.	1,344	167,140
Elme Communities (SBI)	605	7,720
Equinix, Inc.	395	288,208
Equity Lifestyle Properties, Inc.	587	38,625
Equity Residential (SBI)	1,472	81,446
Extra Space Storage, Inc.	375	38,846
Flagship Communities (REIT)	4,309	63,342
Gaming & Leisure Properties	907	41,169
Invitation Homes, Inc.	2,129	63,210
Kimco Realty Corp.	5,751	103,173
Mid-America Apartment Communities, Inc.	993	117,323
NNN (REIT), Inc.	2,718	98,745
Phillips Edison & Co., Inc.	1,737	61,333
Prologis (REIT), Inc.	3,771	379,930
Regency Centers Corp.	1,724	103,888
Ryman Hospitality Properties, Inc.	496	42,458
SITE Centers Corp.	2,479	28,905
Spirit Realty Capital, Inc.	1,952	70,252
Sun Communities, Inc.	920	102,341
Tanger Factory Outlet Centers, Inc.	528	11,906
Terreno Realty Corp.	482	25,681
UDR, Inc.	4,145	131,852
Urban Edge Properties	2,470	39,174
Ventas, Inc.	4,616	195,995
Welltower, Inc.	1,784	149,160
TOTAL UNITED STATES OF AMERICA		2,798,046
TOTAL COMMON STOCKS (Cost $4,523,310)		4,501,750

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $32,485)	32,479	32,485

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,555,795)	4,534,235
NET OTHER ASSETS (LIABILITIES) - 0.3%	15,652
NET ASSETS - 100.0%	4,549,887

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	128,414	119,435	215,364	950	-	-	32,485	0.0%
Total	128,414	119,435	215,364	950	-	-	32,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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